UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 55,547	$ 100,021
Total other comprehensive income/(loss)	0	0
Total comprehensive income/(loss)	$ 55,547	$ 100,021